Debt (Details) - USD ($)						12 Months Ended
	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016	Oct. 15, 2014	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 2,460,000,000	$ 2,460,000,000
Debt Issuance Costs, Net						16,951,000	17,873,000
Debt Instrument Unamortized Discount						4,270,000	4,612,000
Current maturities of long-term debt						250,000,000	0
Long-term Debt, Excluding Current Maturities						2,188,779,000	2,437,515,000
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						1,300,000,000
Long-term Debt, Other Disclosures [Abstract]
Commercial Paper						$ 829,800,000	$ 457,900,000
Commercial Paper Weighted Average Interest Rate						0.81%	0.42%
Term Loan Agreement, Maximum Borrowing Capacity						$ 200,000,000
Term Loan Agreement, Incremental Borrowings						1,000,000
Term Loan Agreement, Amount Outstanding						0
Long-term Debt, Fiscal Year Maturity [Abstract]
2017						250,000,000
2018						0
2019						450,000,000
2020						0
2021						0
Thereafter						$ 1,760,000,000
Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 1,600,000,000
Subsequent Event, Date	Jan. 01, 2017	Oct. 25, 2016	Oct. 20, 2016	Oct. 05, 2016
Subsequent Event, Description		On October 25, 2016, the uncommitted $25 million bilateral credit facility was renewed through July 31, 2017. These facilities are used primarily to issue letters of credit.
the Society of Actuaries released its annually-updated mortality improvement scale for pension plans incorporating new assumptions surrounding life expectancies in the United States.  As of September 30, 2016, we updated our assumed mortality rates to incorporate the updated mortality table.

we amended our existing $1.25 billion unsecured credit facility (the five-year unsecured credit facility) which increased the committed loan to $1.5 billion and extended the facility through September 25, 2021.

Required by Covenant [Member]
Line Of Credit Facility [Line Items]
Ratio of Total Debt to Total Capital						70.00%
Actual [Member]
Line Of Credit Facility [Line Items]
Ratio of Total Debt to Total Capital						50.00%
Unregulated Operation [Member]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						$ 32,800,000
Minimum [Member] | Required by Covenant [Member]
Line Of Credit Facility [Line Items]
Excess of Debt						15,000,000
Maximum [Member] | Required by Covenant [Member]
Line Of Credit Facility [Line Items]
Excess of Debt						$ 100,000,000
Unsecured Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage					4.95%
Debt Instrument Carrying Amount					$ 500,000,000
Extinguishment of Debt, Amount					$ 500,000,000
Unsecured Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						6.35%	6.35%
Debt Instrument, Maturity Date						Jun. 15, 2017	Jun. 15, 2017
Debt Instrument Carrying Amount						$ 250,000,000	$ 250,000,000
Unsecured Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						8.50%	8.50%
Debt Instrument, Maturity Date						Mar. 15, 2019	Mar. 15, 2019
Debt Instrument Carrying Amount						$ 450,000,000	$ 450,000,000
Unsecured Senior Notes Due 2034 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						5.95%	5.95%
Debt Instrument, Maturity Date						Oct. 15, 2034	Oct. 15, 2034
Debt Instrument Carrying Amount						$ 200,000,000	$ 200,000,000
Unsecured Senior Notes Due 2041 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						5.50%	5.50%
Debt Instrument, Maturity Date						Jun. 15, 2041	Jun. 15, 2041
Debt Instrument Carrying Amount						$ 400,000,000	$ 400,000,000
Unsecured Senior Notes Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						4.15%	4.15%
Debt Instrument, Maturity Date						Jan. 15, 2043	Jan. 15, 2043
Debt Instrument Carrying Amount						$ 500,000,000	$ 500,000,000
Unsecured Senior Notes Due 2044 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage					4.125%	4.125%	4.125%
Debt Instrument, Maturity Date						Oct. 15, 2044	Oct. 15, 2044
Debt Instrument Carrying Amount					$ 500,000,000	$ 500,000,000	$ 500,000,000
Debt Instrument Interest Rate Effective Percentage					4.086%
Net Proceeds From Issuance of Debt					$ 494,000,000
Medium Term Notes Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						6.67%	6.67%
Debt Instrument, Maturity Date						Dec. 15, 2025	Dec. 15, 2025
Debt Instrument Carrying Amount						$ 10,000,000	$ 10,000,000
Unsecured Debentures Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage						6.75%	6.75%
Debt Instrument, Maturity Date						Jul. 15, 2028	Jul. 15, 2028
Debt Instrument Carrying Amount						$ 150,000,000	$ 150,000,000
Commercial Paper [Member] | Regulated Operation [Member] | Five Year Unsecured Revolving Credit Agreement [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						1,250,000,000
Line of Credit Facility, Accordion Feature						250,000,000
Commercial Paper [Member] | Regulated Operation [Member] | Five Year Unsecured Revolving Credit Agreement [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 1,500,000,000
Line of Credit Facility, Maximum Borrowing Capacity with Accordion Feature				$ 1,750,000,000
Commercial Paper [Member] | Minimum [Member] | Regulated Operation [Member] | Five Year Unsecured Revolving Credit Agreement [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.00%
Commercial Paper [Member] | Maximum [Member] | Regulated Operation [Member] | Five Year Unsecured Revolving Credit Agreement [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.25%
Uncommitted Revolving Credit Facility [Member] | Regulated Operation [Member] | Uncommitted Revolving Credit Facility and Promissory Note (AEH to AEC) [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						500,000,000
Line Of Credit Facility Amount Outstanding						197,000,000
Uncommitted Revolving Credit Facility [Member] | Unregulated Operation [Member] | Uncommitted Revolving Credit Facility and Promissory Note (AEC to AEH) [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						500,000,000
Line Of Credit Facility Amount Outstanding						$ 0
Debt Instrument, Basis Spread on Variable Rate						3.00%
Uncommitted Revolving Credit Facility [Member] | Unregulated Operation [Member] | $25 Million Uncommitted Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						$ 25,000,000
Uncommitted Revolving Credit Facility [Member] | Unregulated Operation [Member] | $25 Million Uncommitted Facility [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity		$ 25,000,000
Unsecured Revolving Credit Note [Member] | Regulated Operation [Member] | $10 Million Revolving Credit Note [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						10,000,000
Line Of Credit Facility Amount Outstanding						0
Line of Credit Facility, Remaining Borrowing Capacity						$ 4,100,000
Debt Instrument, Basis Spread on Variable Rate						1.50%
Unsecured Revolving Credit Note [Member] | Unregulated Operation [Member] | $15 Million Revolving Credit Note [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						$ 15,000,000
Unsecured Loan Agreement [Member] | Regulated Operation [Member] | $25 Million Bank Loan Agreement [Member]
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity						$ 25,000,000